Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (225,393)	$ 539,208
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
Total income taxes	$ 15,187	$ 165,268